UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2008

*	This Form N-CSR filing pertains to the MFS Sector Rotational Fund, a series of the Registrant. The remaining series of the Registrant do not have a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Sector Rotational Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

4/30/08

MSR-SEM

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 16, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Top ten holdings
Hess Corp.	2.9%
Praxair, Inc.	2.9%
AK Steel Holding Corp.	2.6%
FMC Technologies, Inc.	2.4%
Deere & Co.	2.4%
Hasbro, Inc.	2.4%
Cleveland-Cliffs, Inc.	2.4%
Apache Corp.	2.3%
General Dynamics Corp.	2.3%
Exxon Mobil Corp.	2.2%

Equity sectors
Energy	19.3%
Industrial Goods & Services	14.2%
Basic Materials	11.9%
Financial Services	11.0%
Technology	7.5%
Health Care	7.3%
Leisure	5.9%
Utilities & Communications	5.2%
Retailing	5.1%
Consumer Staples	4.6%
Autos & Housing	4.2%
Transportation	2.1%

Percentages are based on net assets as of 4/30/08.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2007 through April 30, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007 through April 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Expenses Paid During Period (p) 11/01/07-4/30/08
A	Actual	1.30%	$1,000.00	$930.07	$6.24
	Hypothetical (h)	1.30%	$1,000.00	$1,018.40	$6.52
B	Actual	1.95%	$1,000.00	$927.59	$9.35
	Hypothetical (h)	1.95%	$1,000.00	$1,015.17	$9.77
C	Actual	1.95%	$1,000.00	$927.13	$9.34
	Hypothetical (h)	1.95%	$1,000.00	$1,015.17	$9.77
W	Actual (i)	1.05%	$1,000.00	$1,037.31	$1.72
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
(i)	For the period of the class inception, 03/03/08 through the stated period end.

PORTFOLIO OF INVESTMENTS

4/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.3%
Issuer	Shares/Par	Value ($)

Aerospace - 5.8%
General Dynamics Corp.	93,858	$8,486,640
Raytheon Co.	83,700	5,354,289
United Technologies Corp.	107,760	7,809,367

		$21,650,296
Automotive - 2.2%
SPX Corp.	66,720	$8,206,560

Broadcasting - 2.0%
Omnicom Group, Inc.	154,180	$7,360,553

Computer Software - Systems - 4.4%
Hewlett-Packard Co.	91,585	$4,244,965
International Business Machines Corp.	46,830	5,652,381
Sun Microsystems, Inc. (a)	412,430	6,458,654

		$16,356,000
Containers - 1.5%
Owens-Illinois, Inc. (a)	103,070	$5,684,311

Electrical Equipment - 3.9%
Crane Co.	179,180	$7,335,629
Emerson Electric Co.	136,510	7,134,013

		$14,469,642
Energy - Independent - 8.5%
Apache Corp.	64,220	$8,649,150
Devon Energy Corp.	62,120	7,044,408
Noble Energy, Inc.	91,270	7,940,490
Occidental Petroleum Corp.	96,780	8,053,064

		$31,687,112
Energy - Integrated - 6.3%
Exxon Mobil Corp.	88,820	$8,266,477
Hess Corp.	101,560	10,785,672
Murphy Oil Corp.	48,700	4,399,558

		$23,451,707

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 4.6%
Archer Daniels Midland Co.	156,940	$6,914,776
Coca-Cola Co.	116,950	6,884,847
PepsiCo, Inc.	51,494	3,528,884

		$17,328,507
Food & Drug Stores - 1.0%
CVS Caremark Corp.	95,990	$3,875,116

Furniture & Appliances - 2.0%
Snap-On, Inc.	124,380	$7,376,978

General Merchandise - 1.6%
BJ’s Wholesale Club, Inc. (a)	156,150	$5,952,438

Health Maintenance Organizations - 1.1%
CIGNA Corp.	96,200	$4,108,702

Insurance - 8.9%
Assurant, Inc.	106,960	$6,952,400
Chubb Corp.	117,770	6,238,277
MetLife, Inc.	121,040	7,365,284
Reinsurance Group of America, Inc. (l)	134,180	6,974,676
Torchmark Corp.	86,150	5,577,351

		$33,107,988
Leisure & Toys - 2.4%
Hasbro, Inc. (l)	249,470	$8,871,153

Machinery & Tools - 4.5%
Deere & Co.	107,120	$9,005,578
Parker Hannifin Corp. (l)	99,459	7,941,801

		$16,947,379
Medical & Health Technology & Services - 1.0%
McKesson Corp.	70,890	$3,694,787

Metals & Mining - 6.6%
AK Steel Holding Corp. (l)	154,350	$9,690,093
Cleveland-Cliffs, Inc. (l)	55,100	8,838,040
Nucor Corp.	84,040	6,345,020

		$24,873,153

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - 2.0%
MDU Resources Group, Inc.	255,170	$7,366,758

Network & Telecom - 1.1%
Nokia Corp., ADR	141,530	$4,255,807

Oil Services - 4.5%
FMC Technologies, Inc. (a)	135,526	$9,107,347
Transocean, Inc. (a)	53,219	7,847,674

		$16,955,021
Other Banks & Diversified Financials - 2.1%
Ryder System, Inc.	113,700	$7,785,039

Personal Computers & Peripherals - 2.0%
Western Digital Corp. (a)	261,980	$7,594,800

Pharmaceuticals - 5.2%
Eli Lilly & Co.	144,440	$6,953,342
Johnson & Johnson	115,260	7,732,793
Perrigo Co. (l)	114,810	4,706,062

		$19,392,197
Railroad & Shipping - 2.1%
Norfolk Southern Corp.	131,700	$7,846,686

Restaurants - 1.5%
McDonald’s Corp.	95,740	$5,704,189

Specialty Chemicals - 3.8%
Airgas, Inc.	76,770	$3,694,940
Praxair, Inc.	116,623	10,648,846

		$14,343,786
Specialty Stores - 2.5%
GameStop Corp., “A” (a)	49,450	$2,721,728
TJX Cos., Inc.	207,130	6,673,729

		$9,395,457
Telephone Services - 1.1%
AT&T, Inc.	103,421	$4,003,427

Utilities - Electric Power - 2.1%
FPL Group, Inc.	116,110	$7,696,932
Total Common Stocks (Identified Cost, $340,904,103)		$367,342,481

Portfolio of Investments (unaudited) – continued

Short-Term Obligations - 1.3%
Issuer	Shares/Par	Value ($)

Lloyds Bank PLC, 2.39%, due 5/01/08, at Amortized Cost and Value (y)	$4,744,000	$4,744,000

Collateral for Securities Loaned - 7.9%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	29,604,934	$29,604,934
Total Investments (Identified Cost, $375,253,037)		$401,691,415

Other Assets, Less Liabilities - (7.5)%		(28,083,552)
Net Assets - 100.0%		$373,607,863

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value, including $28,920,359 of securities on loan (identified cost, $375,253,037)	$401,691,415
Cash	23,227
Receivable for investments sold	28,559,587
Receivable for fund shares sold	4,032,251
Interest and dividends receivable	227,819
Other assets	3,724
Total assets		$434,538,023
Liabilities
Payable for investments purchased	$30,112,599
Payable for fund shares reacquired	1,159,121
Collateral for securities loaned, at value	29,604,934
Payable to affiliates
Management fee	15,346
Shareholder servicing costs	13,831
Distribution and service fees	10,415
Administrative services fee	310
Payable for independent trustees’ compensation	4,088
Accrued expenses and other liabilities	9,516
Total liabilities		$60,930,160
Net assets		$373,607,863
Net assets consist of
Paid-in capital	$369,079,954
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	26,438,378
Accumulated net realized gain (loss) on investments and foreign currency transactions	(21,896,359)
Accumulated net investment loss	(14,110)
Net assets		$373,607,863
Shares of beneficial interest outstanding		20,143,955

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$280,356,964
Shares outstanding	15,055,339
Net asset value per share		$18.62
Offering price per share (100 / 94.25 × net asset value per share)		$19.76
Class B shares
Net assets	$18,107,144
Shares outstanding	988,515
Net asset value and offering price per share		$18.32
Class C shares
Net assets	$73,583,038
Shares outstanding	4,016,124
Net asset value and offering price per share		$18.32
Class W shares
Net assets	$1,160,741
Shares outstanding	62,319
Net asset value, offering price, and redemption price per share		$18.63
Class R1 shares
Net assets	$99,994
Shares outstanding	5,458
Net asset value, offering price, and redemption price per share		$18.32
Class R2 shares
Net assets	$99,994
Shares outstanding	5,458
Net asset value, offering price, and redemption price per share		$18.32
Class R3 shares
Net assets	$99,994
Shares outstanding	5,371
Net asset value, offering price, and redemption price per share		$18.62
Class R4 shares
Net assets	$99,994
Shares outstanding	5,371
Net asset value, offering price, and redemption price per share		$18.62

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. On April 30, 2008 the fund established Class R1 Shares, Class R2 Shares, Class R3 Shares, and Class R4 Shares, which were available for sale to the public on May 1, 2008.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$2,088,850
Interest	188,154
Foreign taxes withheld	(13,292)
Total investment income		$2,263,712
Expenses
Management fee	$1,168,032
Distribution and service fees	793,168
Shareholder servicing costs	173,122
Administrative services fee	25,349
Independent trustees’ compensation	5,667
Custodian fee	25,146
Shareholder communications	15,019
Auditing fees	20,797
Legal fees	21,612
Miscellaneous	31,831
Total expenses		$2,279,743
Fees paid indirectly	(1,183)
Reduction of expenses by investment adviser	(738)
Net expenses		$2,277,822
Net investment loss		$(14,110)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(18,138,648)
Foreign currency transactions	(512)
Net realized gain (loss) on investments and foreign currency transactions		$(18,139,160)
Change in unrealized appreciation (depreciation)
Investments	$(1,165,632)
Translation of assets and liabilities in foreign currencies	(56)
Net unrealized gain (loss) on investments and foreign currency translation		$(1,165,688)
Net realized and unrealized gain (loss) on investments and foreign currency		$(19,304,848)
Change in net assets from operations		$(19,318,958)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/08	Year ended 10/31/07
Change in net assets	(Unaudited)
From operations
Net investment loss	$(14,110)	$(341,444)
Net realized gain (loss) on investments and foreign currency transactions	(18,139,160)	(3,738,758)
Net unrealized gain (loss) on investments and foreign currency translation	(1,165,688)	25,747,991
Change in net assets from operations	$(19,318,958)	$21,667,789
Distributions declared to shareholders
From net realized gain on investments
Class A	$—	$(852,020)
Class C	—	(7,776)
Total distributions declared to shareholders	$—	$(859,796)
Change in net assets from fund share transactions	$116,658,143	$239,917,263
Total change in net assets	$97,339,185	$260,725,256
Net assets
At beginning of period	276,268,678	15,543,422
At end of period (including accumulated net investment loss of $14,110 and $0, respectively)	$373,607,863	$276,268,678

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class A			2007	2006	2005	2004	2003

Net asset value, beginning of period	$20.02		$17.50	$16.77	$15.10	$13.11	$10.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.03)	$(0.03)	$(0.06)	$(0.08)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.41)		3.55	1.84	2.34	2.07	2.82
Total from investment operations	$(1.40)		$3.52	$1.81	$2.28	$1.99	$2.72
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.00)	$(1.08)	$(0.61)	$—	$—
Net asset value, end of period	$18.62		$20.02	$17.50	$16.77	$15.10	$13.11
Total return (%) (r)(s)(t)	(6.99	)(n)	20.99	11.22	15.33	15.18	26.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.38	2.90	2.82	2.62	2.40
Expenses after expense reductions (f)	1.30	(a)	1.37	1.75	1.75	1.75	1.75
Net investment income (loss)	0.15	(a)	(0.14)	(0.19)	(0.39)	(0.55)	(0.89)
Portfolio turnover	95		141	168	107	133	100
Net assets at end of period (000 Omitted)	$280,357		$210,954	$15,405	$11,078	$6,711	$4,446

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Period ended 10/31
Class B			2007 (i)

Net asset value, beginning of period	$19.75		$17.03
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.38)		2.84	(g)
Total from investment operations	$(1.43)		$2.72
Net asset value, end of period	$18.32		$19.75
Total return (%) (r)(s)(t)	(7.24	)(n)	15.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	(a)	1.98	(a)
Expenses after expense reductions (f)	1.95	(a)	1.98	(a)
Net investment loss	(0.50	)(a)	(0.85	)(a)
Portfolio turnover	95		141
Net assets at end of period (000 Omitted)	$18,107		$13,484

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class C			2007	2006	2005	2004 (i)

Net asset value, beginning of period	$19.76		$17.38	$16.78	$15.11	$14.64
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.15)	$(0.12)	$(0.04)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.39)		3.53	1.80	2.32	0.60
Total from investment operations	$(1.44)		$3.38	$1.68	$2.28	$0.47
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.00)	$(1.08)	$(0.61)	$—
Net asset value, end of period	$18.32		$19.76	$17.38	$16.78	$15.11
Total return (%) (r)(s)(t)	(7.29	)(n)	20.30	10.40	15.31	3.21	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	(a)	1.98	3.65	3.57	3.37	(a)
Expenses after expense reductions (f)	1.95	(a)	1.98	2.50	2.50	2.50	(a)
Net investment loss	(0.51	)(a)	(0.85)	(0.94)	(1.14)	(1.30	)(a)
Portfolio turnover	95		141	168	107	133
Net assets at end of period (000 Omitted)	$73,583		$51,831	$139	$39	$—	(z)

See Notes to Financial Statements

Financial Highlights – continued

Class W	Period ended 4/30/08 (i)
Net asset value, beginning of period	$17.96
Income (loss) from investment operations
Net investment loss(d)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.67	(g)
Total from investment operations	$0.67
Net asset value, end of period	$18.63
Total return (%) (r)(s)	3.73	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)
Expenses after expense reductions (f)	1.05	(a)
Net investment income (loss)	(0.35	)(a)
Portfolio turnover	95
Net assets at end of period (000 Omitted)	$1,161

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, March 3, 2008 (Class W), January 3, 2007 (Class B) and March 1, 2004 (Class C) through the stated period.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	Amount was less than $500.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Sector Rotational Fund (the fund) is a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily

Notes to Financial Statements (unaudited) – continued

available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods

Notes to Financial Statements (unaudited) – continued

beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements. There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value

Notes to Financial Statements (unaudited) – continued

of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. The fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

10/31/07
Long-term capital gain	$859,796

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/08
Cost of investments	$375,403,818
Gross appreciation	$31,585,017
Gross depreciation	(5,297,420)
Net unrealized appreciation (depreciation)	$26,287,597

As of 10/31/07
Capital loss carryforwards	(3,606,418)
Other temporary differences	56
Net unrealized appreciation (depreciation)	27,453,229

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/15	$(3,606,418)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with (MFS) to provide overall investment management and related administrative services and facilities to the fund.

Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.65%
Next $2.5 billion of average daily net assets	0.60%
Average daily net assets in excess of $5 billion	0.50%

MFS has engaged Valley Forge Capital Advisors, Inc., (Valley Forge) as a subadviser for the fund. MFS pays a sub-advisory fee at the following annual rates:

First 1 billion of average daily net assets	0.35%
Next 1.5 billion of average daily net assets	0.30%
Next 2.5 billion of average daily net assets	0.25%
Average daily net assets in excess of 5 billion	0.20%

The fund is not responsible for paying a sub-advisory fee.

The management fee incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

MFS as investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets:

Class A	Class B	Class C	Class W	Class R1	Class R2	Class R3	Class R4
1.40%	2.05%	2.05%	1.15%	2.05%	1.55%	1.30%	1.05%

This written agreement will continue through February 28, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended April 30, 2008, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Class R1 shares, Class R2 shares, Class R3 shares, and Class R4 shares which were established on April 30, 2008 and were available for sale to the public on May 1, 2008, had no operating activity.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $116,732 for the six months ended April 30, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a

Notes to Financial Statements (unaudited) – continued

service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$411,618
Class B	0.75%	0.25%	1.00%	1.00%	76,587
Class C	0.75%	0.25%	1.00%	1.00%	304,855
Class W	0.10%	—	0.10%	0.10%	108
Class R1	0.75%	0.25%	1.00%	—	NA
Class R2	0.25%	0.25%	0.50%	—	NA
Class R3	—	0.25%	0.25%	—	NA
Total Distribution and Service Fees					$793,168

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2008 based on each class’ average daily net assets. Class R1 shares, Class R2 shares, and Class R3 shares, which were established on April 30, 2008 and were available for sale to the public on May 1, 2008, had no operating activity.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2008, were as follows:

Amount
Class A	$—
Class B	10,975
Class C	18,579

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2008, the fee was $47,793, which equated to 0.0307 % annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $125,330. The fund may also pay shareholder servicing related costs directly to non-related parties.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.0163% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2008, the fee paid by the fund to Tarantino LLC was $1,266 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $738, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $409,970,448 and $295,042,036, respectively.

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/08 (i)(w)		Year ended 10/31/07 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,600,914	$122,346,735	12,487,855	$232,035,779
Class B	413,849	7,588,500	759,546	14,146,018
Class C	1,672,412	30,651,724	2,675,224	49,981,249
Class W	62,319	1,130,121	—	—
Class R1	5,458	100,000	—	—
Class R2	5,458	100,000	—	—
Class R3	5,371	100,000	—	—
Class R4	5,371	100,000	—	—
	8,771,152	$162,117,080	15,922,625	$296,163,046
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	46,111	$796,798
Class C	—	—	342	5,862
	—	$—	46,453	$802,660
Shares reacquired
Class A	(2,084,236)	$(38,492,944)	(2,875,802)	$(54,518,116)
Class B	(108,014)	(1,948,438)	(76,866)	(1,418,169)
Class C	(279,949)	(5,017,555)	(59,893)	(1,112,158)
	(2,472,199)	$(45,458,937)	(3,012,561)	$(57,048,443)
Net change
Class A	4,516,678	$83,853,791	9,658,164	$178,314,461
Class B	305,835	5,640,062	682,680	12,727,849
Class C	1,392,463	25,634,169	2,615,673	48,874,953
Class W	62,319	1,130,121	—	—
Class R1	5,458	100,000	—	—
Class R2	5,458	100,000	—	—
Class R3	5,371	100,000	—	—
Class R4	5,371	100,000	—	—
	6,298,953	$116,658,143	12,956,517	$239,917,263

(i)	For the period from the class’ inception, February 29, 2008 (Class W) and January 3, 2007 (Class B), through the stated period end.
(w)	Class R1 shares, Class R2 shares, Class R3 shares, and Class R4 shares which were established on April 30, 2008 and were available for sale to the public on May 1, 2008, had no operating activity.

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended April 30, 2008, the fund’s commitment fee and interest expense were $395 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Acquisitions

On January 3, 2007, the fund acquired all of the assets of Penn Street Advisors Sector Rotational Portfolio (the predecessor fund) as of the close of business on December 29, 2006. The acquisition was accomplished by a tax-free exchange of 909,586 shares of the Class A and Class C shares of the fund (valued at $15,625,585) and the assumption of certain liabilities of the predecessor fund by the fund for all of the assets of the predecessor fund. The predecessor fund then distributed the shares that the predecessor fund received from the fund to its shareholders. The predecessor fund’s net assets on that date were $15,625,585 including $2,093,997 of unrealized appreciation, $15,296 of accumulated net investment loss, and $324,063 of accumulated net realized gain on investments. The aggregate net assets of the fund after the acquisition were $15,625,585, and the fund continued the operations of the predecessor fund. All accounting and performance history of the predecessor fund were carried forward to MFS Sector Rotational Fund.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. ET

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. ET

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. ET

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

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Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign up options.

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MFS®
INVESTMENT MANAGEMENT

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: June 16, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2008

*	Print name and title of each signing officer under his or her signature.